PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Retirement
Moderate Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.0%
276,196  Schwab U.S. TIPS
ETF
$ 13,945,136
2.0
Total Exchange-Traded
Funds
(Cost $15,397,777)
13,945,136
2.0
MUTUAL FUNDS : 98.0%
Affiliated Investment Companies : 98.0%
1,459,288
(1)
Voya Emerging
Markets Index Portfolio
- Class I
13,308,706
2.0
4,273,764
(1)
Voya High Yield Bond
Fund - Class R6
28,249,582
4.1
3,988,575
(1)
Voya International
Index Portfolio - Class I
39,925,631
5.8
526,518
(1)
Voya Russell™ Large
Cap Value Index
Portfolio - Class I
13,889,553
2.0
1,384,782
(1)
Voya Russell™ Mid
Cap Index Portfolio
- Class I
13,667,796
2.0
9,242,897
(1)
Voya Short Term Bond
Fund - Class R6
84,849,797
12.4
33,987,254
(1)
Voya U.S. Bond Index
Portfolio - Class I
297,388,476
43.5
11,059,399
(1)
Voya U.S. Stock Index
Portfolio - Class I
178,830,474
26.2
670,110,015
98.0
Total Mutual Funds
(Cost $756,900,472)
670,110,015
98.0
Total Long-Term
Investments
(Cost $772,298,249)
684,055,151
100.0
Total Investments in
Securities
(Cost $772,298,249) $ 684,055,151 100.0
Liabilities in Excess
of Other Assets (290,286) 0.0
Net Assets $ 683,764,865 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Retirement
Moderate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 13,945,136 $ — $ — $ 13,945,136
Mutual Funds 670,110,015 — — 670,110,015
Total Investments, at fair value $ 684,055,151 $ — $ — $ 684,055,151
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 15,187,604 $ 1,895,542 $ (2,682,090) $ (1,092,350) $ 13,308,706 $ 1,129,720 $ 212,091 $ —
Voya High Yield Bond Fund - Class
R6
— 29,665,588 (1,073,361) (342,645) 28,249,582 524,107 1,729 —
Voya International Index Portfolio
- Class I
44,621,955 2,612,506 (7,519,885) 211,055 39,925,631 2,142,042 526,767 —
Voya Russell™ Large Cap Value
Index Portfolio - Class I
— 14,570,732 (527,979) (153,200) 13,889,553 — 9,566 —
Voya Russell™ Mid Cap Index
Portfolio - Class I
14,392,136 3,183,968 (3,393,430) (514,878) 13,667,796 266,333 (578,674) 1,426,168
Voya Short Term Bond Fund -
Class R6
66,941,531 27,876,070 (10,424,917) 457,113 84,849,797 2,059,647 (767,703) —
Voya U.S. Bond Index Portfolio -
Class I
353,800,206 23,323,457 (76,206,280) (3,528,907) 297,388,476 9,129,613 (9,165,214) —
Voya U.S. Stock Index Portfolio -
Class I
207,596,897 26,476,463 (55,633,680) 390,794 178,830,474 142,571 8,344,579 17,568,198
$ 702,540,329 $ 129,604,326 $ (157,461,622) $ (4,573,018) $ 670,110,015 $ 15,394,033 $ (1,416,859) $ 18,994,366
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 2,187,761
Gross Unrealized Depreciation (90,430,859)
Net Unrealized Depreciation $ (88,243,098)